Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust IV
Prospectus Date	rr_ProspectusDate	Aug. 29, 2018
A, C, I Shares | JPMorgan Equity Premium Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Equity Premium Income Fund<br/><br/>Class/Ticker: A/JEPAX; C/JEPCX; I/JEPIX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income while maintaining prospects for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 16 and in “Financial Intermediary-Specific Sales Charge Waivers” in Appendix A of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information. You may be required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(Expenses that you pay each year as a percentage of the value<br/> of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/19
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this prospectus. Therefore, there is no portfolio turnover rate for the Fund to report at this time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 8/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST<br/> WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The investment objective of the Fund is to seek current income while maintaining prospects for capital appreciation. The Fund seeks to provide the majority of the returns associated with the Fund’s primary benchmark, the Standard & Poor’s 500 Total Return Index (S&P 500 Index), while exposing investors to less risk through lower volatility and still offering incremental income. The Fund does this by creating a portfolio of equity securities with a lower volatility level than the S&P 500 Index and also investing in equity-linked notes (ELNs). The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable level. Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities (80% Policy). “Assets” means net assets plus the amount of borrowings for investment purposes. In calculating the 80% Policy, the Fund’s equity investments will include common stocks and ELNs, as well as other equity securities.

In implementing the Fund’s strategy, the Fund invests significantly in the equity securities of companies of the S&P 500 Index (which includes both large cap and mid cap companies). The Fund may also invest in other equity securities not included within the S&P 500 Index. The Fund seeks to create a portfolio with a lower volatility level than the S&P 500 Index. Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. If the Fund is successful in providing lower volatility, then the value of the Fund’s portfolio will fluctuate less than the S&P 500 Index over a full market cycle (typically, a 3-5 year time horizon). The Fund may receive income to the extent it invests in equity securities of corporations that pay dividends; however, securities are not selected based on anticipated dividend payments.

In order to generate income, the Fund may invest up to 20% of its net assets in ELNs. ELNs are structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and that are designed to offer a return linked to the underlying instruments within the ELN. ELNs in which the Fund invests are derivative instruments that are specially designed to combine the economic characteristics of the S&P 500 Index and written call options in a single note form. The ELNs provide recurring cash flow to the Fund based on the premiums from the call options the ELNs write and are an important source of the Fund’s return. The ELNs will be included as equity securities for purpose of calculating the 80% Policy. Investing in ELNs may reduce the Fund’s volatility because the income from the ELNs will reduce potential losses on the equity portfolio; however, because of the call options written within an ELN, the investment will also reduce the Fund’s ability to fully profit from increases in the value of its equity portfolio.

Investment Process: In managing the equity portion of the Fund the adviser employs a three-step process that combines research, valuation and stock selection. The research findings allow the adviser to rank the companies according to what it believes to be their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team’s findings. After the securities are ranked, the adviser seeks to create a portfolio with a lower volatility level than the S&P 500 Index. As a part of the research step of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.

The Fund buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the team selects securities that are identified as attractive and considers selling them when they appear less attractive. Along with attractive valuation, the team often considers a number of other criteria:
  catalysts that could trigger a rise in a stock’s price
  impact on the overall risk of the portfolio
  high perceived potential reward compared to perceived potential risk possible temporary mispricings caused by market overreactions

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Strategy Risk. The adviser may not be successful in managing the Fund’s portfolio with a lower level of volatility than the S&P 500 Index. Depending on market conditions during a particular portion of the market cycle, the Fund’s volatility at a particular time may not be lower than that of the S&P 500 Index. Because the Fund seeks low volatility, the Fund may underperform the S&P 500 Index, particularly in rising markets. In addition, the Fund does not guarantee that distributions will always be paid or will be paid at a relatively stable level.

Fund’s Equity-Linked Notes Risk. When the Fund invests in ELNs, it receives cash but limits its opportunity to profit from an increase in the market value of the instrument because of the call options written within the particular ELN. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying instruments directly. Investments in ELNs often have risks similar to the underlying instruments, which include market risk. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as credit or counterparty risk. Should the prices of the underlying instruments move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. A lack of liquidity may also cause the value of the ELN to decline. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities. The Fund’s ELN investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s ELN investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.

See “Call Options Risk” below for more information about risks of the options held within the ELNs.

Call Options Risk. When the Fund sells call options within an ELN, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying instrument to the exercise price (plus the premium received). The gain on an underlying instrument will be equal to the difference between the exercise price and the purchase price of the underlying instrument at the time the option is written, plus the premium received. In a rising market, the option may require the Fund to sell an instrument at an exercise price that is lower than the Fund would receive if the security was sold at the market price. If a call expires unexercised, the Fund realizes a gain in the amount of the premium received, although there may have been a decline (unrealized loss) in the market value of the underlying instrument during the option period which may exceed such gain. If the underlying security should decline by more than the option premium the Fund received, there will be a loss on the overall position.

Large Cap Company Risk. Because the Fund invests principally in large cap company securities, it may underperform other funds during periods when the Fund’s securities are out of favor.

Mid Cap Company Risk. The Fund’s risks increase as it invests more heavily in mid-cap companies. Investments in mid-cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or anyother government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or anyother government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
A, C, I Shares | JPMorgan Equity Premium Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	$ 607
3 Years	rr_ExpenseExampleYear03	835
1 Year	rr_ExpenseExampleNoRedemptionYear01	607
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 835
A, C, I Shares | JPMorgan Equity Premium Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
1 Year	rr_ExpenseExampleYear01	$ 237
3 Years	rr_ExpenseExampleYear03	483
1 Year	rr_ExpenseExampleNoRedemptionYear01	137
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 483
A, C, I Shares | JPMorgan Equity Premium Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[2]
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	248
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 248

[1]	(under $1 million)
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.85%, 1.35% and 0.60% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 8/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.